Shareholder Report, Holdings (Details)	May 31, 2026
C000244000 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244000 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244000 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244000 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244000 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244000 [Member] | Synaptics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244000 [Member] | Vanguard 0 3 Month Treasury Bill ETF 0 216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244000 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244000 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244000 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244000 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000244000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244000 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000244000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244000 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244002 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244002 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244002 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244002 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244002 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244002 [Member] | Synaptics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244002 [Member] | Vanguard 0 3 Month Treasury Bill ETF 0 216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244002 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244002 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244002 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000244002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244002 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244002 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000244002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244002 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244001 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244001 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244001 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244001 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244001 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244001 [Member] | Synaptics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244001 [Member] | Vanguard 0 3 Month Treasury Bill ETF 0 216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244001 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244001 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244001 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000244001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244001 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000244001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244001 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243218 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243218 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243218 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243218 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243218 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243218 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243218 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243218 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243218 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243218 [Member] | Berkshire Hathaway Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000243218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243218 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000243218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000243218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000243218 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243218 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000243218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%